Other Assets - Summary of Other Assets (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2021 USD ($)
Other Assets [Line Items]
Other assets	₩ 28,174,173	₩ 30,155,037	$ 23,765,646
Allowances for credit losses
Changes In Accumulated Impairment Of Other Assets [Abstract]
Beginning	137,282	128,864
Write-offs	(3,884)	(15,020)
Provision (reversal)	24,940	23,879
Others	812	(8,446)
Business combination	227	8,005
Ending	159,377	137,282
Other financial assets
Other Assets [Line Items]
Other assets	10,755,350	14,167,689
Other financial assets | Other receivables
Other Assets [Line Items]
Other assets	6,732,917	10,628,272
Other financial assets | Accrued income
Other Assets [Line Items]
Other assets	1,916,667	1,726,651
Other financial assets | Guarantee deposits
Other Assets [Line Items]
Other assets	1,035,522	1,099,618
Other financial assets | Domestic exchange settlement debits
Other Assets [Line Items]
Other assets	1,014,938	722,616
Other financial assets | Others
Other Assets [Line Items]
Other assets	204,940	117,330
Other financial assets | Allowances for credit losses
Other Assets [Line Items]
Other assets	(143,205)	(119,762)
Changes In Accumulated Impairment Of Other Assets [Abstract]
Beginning	119,762	104,629
Write-offs	(3,504)	(6,517)
Provision (reversal)	25,387	22,153
Others	1,333	(8,449)
Business combination	227	7,946
Ending	143,205	119,762
Other financial assets | Less Present value discount
Other Assets [Line Items]
Less: Present value discount	(6,429)	(7,036)
Other non financial assets
Other Assets [Line Items]
Other assets	17,418,823	15,987,348
Other non financial assets | Other receivables
Other Assets [Line Items]
Other assets	1,764	1,091
Other non financial assets | Prepaid expenses
Other Assets [Line Items]
Other assets	254,990	254,152
Other non financial assets | Guarantee deposits
Other Assets [Line Items]
Other assets	7,268	3,906
Other non financial assets | Insurance assets
Other Assets [Line Items]
Other assets	2,924,698	2,376,679
Other non financial assets | Separate account assets
Other Assets [Line Items]
Other assets	10,556,935	10,210,047
Other non financial assets | Others
Other Assets [Line Items]
Other assets	3,689,340	3,158,993
Other non financial assets | Allowances for credit losses
Other Assets [Line Items]
Less: Present value discount	(16,172)	(17,520)
Changes In Accumulated Impairment Of Other Assets [Abstract]
Beginning	17,520	24,235
Write-offs	(380)	(8,503)
Provision (reversal)	(447)	1,726
Others	(521)	3
Business combination	0	59
Ending	₩ 16,172	₩ 17,520